TAXES ON INCOME (Schedule of Income (Loss) from Continuing Operations Before Income Tax Domestic and Foreign) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Domestic (Israel)	$ (1,659)	$ 1,942	$ 2,046
Foreign (United States)	4,184	3,325	3,233
Loss before taxes on income	$ 2,525	$ 5,267	$ 5,279